Capital Disclosures	12 Months Ended
Oct. 31, 2022
Capital Disclosures
Capital Disclosures

24.	Capital Disclosures

The Company includes equity, comprised of share capital, contributed surplus (including the fair value of equity instruments to be issued), equity component of convertible promissory notes and deficit, in the definition of capital.

The Company’s objectives when managing capital are as follows:

○	to safeguard the Company’s assets and ensure the Company’s ability to continue as a going concern;

○	to raise sufficient capital to finance the construction of its production facility and obtain license to produce recreational marijuana; and

○	to raise sufficient capital to meet its general and administrative expenditures.

The Company manages its capital structure and makes adjustments to it, based on the general economic conditions, the Company’s short-term working capital requirements, and its planned capital requirements and strategic growth initiatives.

The Company’s principal source of capital is from the issuance of common shares. In order to achieve its objectives, the Company expects to spend its working capital, when applicable, and raise additional funds as required.

The Company does not have any externally imposed capital requirements.